LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [line items]
Disclosure of detailed information about borrowings [text block]
Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2018	2017
LONG-TERM DEBT
Senior unsecured notes - due November 15, 2022 (a)	495.3	494.3
Senior unsecured notes - due May 15, 2025 (b)	285.2	283.4
Credit Facility (c)	-	230.0
Total long-term debt	780.5	1,007.7

Disclosure of detailed information about applicable redemption prices on unsecured notes [text block]	During the 12-month period beginning on November 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2022 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

·

Date	Redemption prices (%)
2018	102.08%
2019	101.04%
2020 and thereafter	100.00%

Disclosure of detailed information about applicable redemption prices on 2025 Unsecured Notes [text block]
During the 12-month period beginning on May 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2025 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2020	104.78%
2021	103.19%
2022	101.59%
2023 and thereafter	100.00%

Detailed information about significant convenants [text block]	Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2018	2017
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 : 1	4.5 : 1	4.7 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5 : 1	2.6 : 1	3.1 : 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0 : 1	0.4 : 1	N/A

Disclosure of reconciliation of liabilities arising from fnancing activities explanatory [text block]
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2018:

	As at December 31, 2017	Borrowings	Repayments	Fair Value changes	Interest & Accretion	Foreign Exchange	As at December 31, 2018
LIABILITIES ARISING FROM FINANCING ACTVITIES
Long-term debt	1,007.7	-	(230.0)	-	2.8	-	780.5
Interest payable (1)	6.9	-	(59.4)	-	59.4	-	6.9
Gold stream obligation	273.5	-	(15.0)	(78.3)	-	-	180.2
Total	1,288.1	-	(304.4)	(78.3)	62.2	-	967.6
1.	For the purposes of this reconciliation, interest paid for the year ended December 31, 2018 excludes $3.8 million in standby fees on the Credit Facility and fees on the Company’s issued letters of credit.